TAXATION - SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILLIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense (Benefit)
Total income tax expense (credit)	$ 5,669	$ (5,047)	$ 5,453
Foreign Tax Authority | Marshall Islands
Components of Income Tax Expense (Benefit)
Statutory income tax rate	0.00%
Income taxes at statutory rate	$ 0	0	0
Effect of change on uncertain tax positions relating to prior year	(1,894)	(5,042)	0
Effect of recognition of deferred tax asset	(4,945)	(9,524)	0
Effect of taxable income in various countries	12,508	9,519	5,453
Total income tax expense (credit)	$ 5,669	$ (5,047)	$ 5,453